Document and Entity Information	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Entity Registrant Name	TAT TECHNOLOGIES LTD.
Entity Central Index Key	0000808439
Document Type	6-K
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Hamelacha 5
Entity Address, City or Town	Netanya
Entity Address, Postal Zip Code	4250540
Entity Address Country	IL